Subsequent Event (Detail Textuals 1) - Subsequent Event	1 Months Ended
Jul. 18, 2018 USD ($)
Interim Agreement (the "Interim Agreement")
Subsequent Event [Line Items]
Percentage of potential adjustment in joint venture	65.00%
Percentage of ownership in joint venture	75.00%
Interim Agreement (the "Interim Agreement") | C4 Holdco, Ltd
Subsequent Event [Line Items]
Maximum amount of contribution under joint venture	$ 700,000
Amount of funding to Genx Global as soon as practicable	$ 350,000
Percentage of potential adjustment in joint venture	35.00%
Percentage of ownership in joint venture	25.00%
Material Definitive Agreement | C4 Holdco, Ltd
Subsequent Event [Line Items]
Amount of additional funding to Genx Global	$ 350,000